United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—83.8%
		Aerospace/Defense—0.8%
$1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	$1,687,505
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,157,750
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,407,188
1,075,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,064,250
1,000,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	986,250
		TOTAL	6,302,943
		Automotive—3.4%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,782,000
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	238,219
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	528,438
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	629,250
3,600,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,664,000
1,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,740,600
1,100,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,130,250
1,725,000	[1]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,440,375
1,375,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,443,750
2,150,000		Lear Corp., 4.75%, 1/15/2023	2,198,375
400,000		Lear Corp., 5.25%, 1/15/2025	411,500
500,000		Lear Corp., 5.375%, 3/15/2024	518,750
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,321,000
1,450,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,348,500
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,108,250
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	739,500
1,700,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,848,750
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,398,937
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,396,500
2,150,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	1,085,750
200,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	197,000
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	921,205
		TOTAL	28,090,899
		Building Materials—2.2%
550,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	570,625
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	595,125
650,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	661,375
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,584,875
600,000		Anixter International, Inc., 5.125%, 10/1/2021	611,250
625,000		Anixter International, Inc., 5.625%, 5/1/2019	664,063
1,000,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,017,500
675,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	707,062
875,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	906,719
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	261,250
2,175,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,310,937
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,076,250
1,575,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,669,500
1,600,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,664,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$2,675,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$2,782,000
525,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	553,875
850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	873,375
		TOTAL	18,509,781
		Cable Satellite—5.7%
175,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	174,015
1,250,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,253,125
2,500,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,418,750
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,847,250
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,442,750
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	472,625
625,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	629,688
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	742,000
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,623,125
5,250,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,234,197
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	514,845
1,775,000		DISH DBS Corp., 5.00%, 3/15/2023	1,539,812
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	2,747,187
950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	851,732
1,250,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	487,500
1,450,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	551,000
2,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,723,250
4,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	3,106,641
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	626,250
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,414,125
3,775,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	3,996,781
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,404,000
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,930,500
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	864,062
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	782,000
3,375,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	3,412,969
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,635,250
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,334,125
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	194,875
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	249,688
600,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	566,250
		TOTAL	47,770,367
		Chemicals—1.9%
1,875,000		Ashland, Inc., 4.75%, 8/15/2022	1,872,656
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,309,500
2,300,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	2,449,500
1,025,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	871,250
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	636,562
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,689,375
1,525,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,441,125
1,425,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,318,125
375,000	[1,2]	PSPC Escrow II Corp., Series 144A, 10.375%, 5/1/2021	383,438
3,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,018,750
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	505,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	$689,344
		TOTAL	16,184,625
		Construction Machinery—0.6%
115,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	121,181
625,000		United Rentals, Inc., 4.625%, 7/15/2023	623,437
875,000		United Rentals, Inc., 5.75%, 11/15/2024	888,125
2,400,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,409,000
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	918,750
		TOTAL	4,960,493
		Consumer Cyclical Services—1.1%
1,575,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,409,625
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,275,375
3,050,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,897,500
850,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	868,062
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	346,500
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,557,750
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	280,500
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	833,250
		TOTAL	9,468,562
		Consumer Products—2.6%
4,500,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,713,750
1,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,501,000
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,495,625
2,600,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,489,500
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,171,000
950,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	995,125
1,875,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,942,969
1,650,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,658,250
1,000,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,022,500
800,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	826,000
		TOTAL	21,815,719
		Diversified Manufacturing—0.8%
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,768,375
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,467,375
1,025,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,025,000
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,412,500
		TOTAL	6,673,250
		Financial Institutions—3.4%
225,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	231,750
1,375,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,405,937
875,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	887,031
350,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	364,000
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,356,172
1,200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,200,000
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	810,960
2,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,380,938
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	820,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,351,935
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	347,344

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	$185,063
2,000,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,037,500
3,175,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,055,937
2,100,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,026,500
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,065,000
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,301,906
3,950,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,831,500
		TOTAL	28,659,473
		Food & Beverage—2.7%
4,575,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,243,312
2,025,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,106,000
1,275,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2025	1,300,500
1,775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	1,832,688
2,975,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,863,438
800,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	834,000
2,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,868,063
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,449,000
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	171,008
4,750,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,945,937
		TOTAL	22,613,946
		Gaming—2.6%
825,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	837,375
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	476,437
1,575,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,661,625
1,725,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,302,375
1,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,197,000
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,739,969
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	472,361
250,000		MGM Resorts International, 5.25%, 3/31/2020	250,625
775,000		MGM Resorts International, 6.00%, 3/15/2023	769,672
1,825,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	1,879,750
2,775,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,775,000
1,375,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	1,464,375
200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	220,750
1,323,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,389,150
580,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	611,900
2,225,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,369,625
		TOTAL	21,417,989
		Health Care—8.3%
2,650,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,388,312
2,850,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,814,375
3,650,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,549,625
575,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	583,625
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	818,125
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,673,953
2,650,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,557,250
325,000		HCA, Inc., 4.75%, 5/1/2023	323,375
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,595,500
2,675,000		HCA, Inc., 5.875%, 2/15/2026	2,718,469

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,225,000		HCA, Inc., 5.875%, 5/1/2023	$1,270,938
1,975,000		HCA, Inc., Bond, 5.875%, 3/15/2022	2,120,656
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,748,984
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,143,000
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,395,625
475,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	486,281
1,025,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	1,069,844
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,197,125
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,311,375
2,100,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,105,250
5,050,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,103,631
6,025,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,940,500
3,475,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,488,031
3,025,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,987,188
2,500,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	2,581,250
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,007,500
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,032,594
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,555,313
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,612,813
1,700,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,595,875
2,325,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,418,000
		TOTAL	69,194,382
		Independent Energy—4.3%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,013,250
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,143,750
450,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	419,625
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	901,875
1,725,000		Approach Resources, Inc., 7.00%, 6/15/2021	922,875
725,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	213,875
425,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	257,125
2,600,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	1,561,625
975,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	894,562
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,083,500
875,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	188,125
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	301,000
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	235,469
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	298,688
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	627,750
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	511,250
825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	635,250
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	256,750
1,400,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,197,000
775,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	131,750
425,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	76,500
425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	388,875
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,389,375
1,450,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,147,312
625,000		Laredo Petroleum, 5.625%, 1/15/2022	587,500
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	435,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$875,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	$857,500
2,100,000		Legacy Reserves, 6.625%, 12/1/2021	834,750
850,000		Linn Energy LLC, 6.50%, 5/15/2019	233,750
575,000		Linn Energy LLC, 6.50%, 9/15/2021	111,769
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	286,406
325,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	84,500
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	900,125
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	596,250
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,490,625
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,127,750
1,225,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,050,437
450,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	384,750
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	355,250
1,025,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,023,719
225,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	224,719
775,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	689,750
1,842,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,627,867
1,425,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,218,375
450,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	393,750
750,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	658,125
750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	670,312
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	288,750
1,350,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	219,375
150,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	25,125
900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	153,000
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	507,000
925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	846,375
2,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,209,000
		TOTAL	35,889,135
		Industrial - Other—1.5%
1,775,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,664,062
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,886,500
1,700,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,657,500
775,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	776,938
2,150,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,924,250
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,723,437
1,775,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,686,250
		TOTAL	12,318,937
		Leisure—0.7%
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,184,500
525,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	535,500
750,000		Cinemark USA, Inc., 5.125%, 12/15/2022	752,812
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	660,656
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	865,938
1,475,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,517,332
		TOTAL	5,516,738
		Lodging—0.1%
425,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	444,635

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	$329,875
		TOTAL	774,510
		Media Entertainment—6.3%
575,000		AMC Networks, Inc., 7.75%, 7/15/2021	614,123
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,047,375
625,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	643,750
175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	180,906
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,368,062
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,692,950
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	292,125
3,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,925,312
1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	354,750
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,319,187
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,021,313
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	390,938
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,696,000
200,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	201,500
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	227,250
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,420,906
825,000		Lamar Media Corp., 5.00%, 5/1/2023	831,188
375,000		Lamar Media Corp., 5.875%, 2/1/2022	394,688
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,161,563
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	367,938
825,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	829,125
2,500,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,509,375
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,628,937
4,300,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,289,250
1,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,254,094
275,000	[1,2]	Outfront Media Capital Corp./Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	284,969
1,525,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,416,344
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,381,875
3,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,777,812
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,136,750
1,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,230,813
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,321,219
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,910,562
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,793,125
1,425,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,371,562
1,600,000	[1,2,7]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,514,000
2,025,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,030,062
		TOTAL	52,831,698
		Metals & Mining—0.6%
2,175,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,718,359
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	488,750
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	289,500
1,700,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,627,750
1,050,000	[1]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	765,188
		TOTAL	4,889,547

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—5.3%
$400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	$352,597
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	808,843
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	653,063
1,425,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,278,937
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	549,404
750,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	645,000
1,075,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	913,750
4,275,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,941,443
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,739,719
1,225,000	[1,2]	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,102,255
1,125,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,018,125
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,380,125
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	270,016
1,750,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,526,875
2,675,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	2,483,045
2,425,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	2,162,797
975,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	872,625
375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	332,813
1,725,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,565,306
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	598,696
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	167,016
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	553,765
2,250,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,901,250
900,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	747,000
2,850,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,771,625
900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	834,750
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,554,000
1,625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	1,488,906
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,093,520
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	536,320
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	876,437
1,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,362,375
500,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	477,500
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	423,750
700,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	637,000
1,096,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,131,620
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	722,750
100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	104,500
275,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	285,656
1,550,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	1,569,375
		TOTAL	44,434,549
		Oil Field Services—0.1%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	607,750
1,100,000		FTS International, Inc., 6.25%, 5/1/2022	335,500
		TOTAL	943,250
		Packaging—4.7%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,444,156
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	350,875
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,265,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	$207,612
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,732,500
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,032,000
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,059,031
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,876,875
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,603,969
475,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	492,813
3,375,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	3,197,812
1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	1,590,000
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,900,080
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	298,500
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,206,625
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	520,938
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	704,109
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,826,031
4,175,000		Reynolds Group, 8.25%, 2/15/2021	4,190,656
350,000		Reynolds Group, 9.875%, 8/15/2019	363,563
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	501,375
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,195,563
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	312,000
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,254,375
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,207,313
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	444,125
3,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,243,000
		TOTAL	39,021,521
		Paper—0.4%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,898,375
750,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	766,875
		TOTAL	3,665,250
		Pharmaceuticals—3.2%
525,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	439,688
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	332,500
2,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,721,750
1,450,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,415,562
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,652,000
5,475,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	5,269,688
700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	637,000
1,325,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,106,375
650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	554,125
1,500,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,301,250
800,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	806,000
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	767,812
2,250,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,126,250
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	407,313
125,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	112,500
2,400,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,088,000
4,175,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	3,642,688
		TOTAL	26,380,501

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.3%
$1,050,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$1,039,500
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,573,250
		TOTAL	2,612,750
		Restaurants—1.3%
1,300,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,316,250
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,409,375
1,650,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,732,500
3,350,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	3,333,250
		TOTAL	10,791,375
		Retailers—2.2%
4,225,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,267,250
1,200,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	834,000
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	321,000
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	572,500
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	612,203
3,200,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,288,000
100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	89,750
1,800,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,611,000
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,863,781
1,600,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,646,000
2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,334,750
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	155,531
425,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	432,969
		TOTAL	18,028,734
		Technology—10.9%
1,800,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,216,116
725,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	496,625
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,652,187
1,425,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,275,375
2,875,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	2,946,875
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	1,733,125
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,376,375
1,250,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,270,312
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,586,812
1,150,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,104,000
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	915,563
900,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	914,625
2,325,000		Emdeon, Inc., 11.00%, 12/31/2019	2,449,969
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	812,813
2,475,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,462,625
2,800,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,861,572
1,350,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,379,538
9,375,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,398,438
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,286,831
1,100,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,117,875
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	358,750
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,907,125
5,350,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	4,173,000
425,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	427,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,500,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	$4,005,000
2,775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,840,906
1,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,444,562
300,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2020	315,450
3,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,943,250
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	832,000
625,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	645,313
2,650,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	2,646,687
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	839,250
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,154,563
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,553,875
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	439,313
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	534,875
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	665,719
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,963,500
2,500,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	2,575,000
1,475,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	1,534,000
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	662,188
975,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	923,813
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,498,937
1,925,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,949,062
1,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,441,031
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	103,813
2,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,338,750
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,091,750
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	536,119
3,025,000		Zebra Technologies Corp., Sr. Note, Series B, 7.25%, 10/15/2022	3,244,312
		TOTAL	90,846,689
		Transportation - Services—0.4%
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,926,000
500,000		Hertz Corp., 5.875%, 10/15/2020	517,500
		TOTAL	3,443,500
		Utility - Electric—1.2%
2,975,000		Calpine Corp., 5.75%, 1/15/2025	2,796,500
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	208,500
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	674,375
600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	562,500
14,658	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	14,768
3,600,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,276,000
975,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	901,875
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	862,500
725,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	518,375
		TOTAL	9,815,393
		Wireless Communications—3.6%
2,325,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,179,687
3,675,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	3,224,813
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	875,063
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,533,875
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,841,418

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	$103,750
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	980,875
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	208,500
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	876,562
4,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,944,187
3,025,000		Sprint Corp., 7.125%, 6/15/2024	2,346,266
2,475,000		Sprint Corp., 7.875%, 9/15/2023	1,998,562
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	306,938
2,950,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,212,500
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	77,063
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,878,820
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	327,438
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	450,000
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,752,250
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,326,656
		TOTAL	30,445,223
		Wireline Communications—0.6%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	658,125
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	714,656
225,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	237,094
2,325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,319,187
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	472,729
350,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	351,313
		TOTAL	4,753,104
		TOTAL CORPORATE BONDS (IDENTIFIED COST $743,243,869)	699,064,833
		COMMON STOCKS—10.7%
		Auto Components—0.3%
134,000	[3]	Schaeffler AG	2,350,189
		Automotive—0.6%
107,240	[3]	American Axle & Manufacturing Holdings, Inc.	2,440,782
65,200		Goodyear Tire & Rubber Co.	2,274,176
		TOTAL	4,714,958
		Building Materials—0.5%
81,247	[3]	HD Supply, Inc.	2,569,843
36,763	[3]	Nortek, Inc.	1,769,771
		TOTAL	4,339,614
		Construction Machinery—0.3%
32,200	[3]	United Rentals, Inc.	2,533,174
		Consumer Products—0.5%
142,336	[3]	Party City Holdco, Inc.	1,807,667
180,909	[3]	Performance Sports Group Ltd.	2,144,438
		TOTAL	3,952,105
		Containers & Packaging—0.3%
148,623	[3]	Multi Packaging Solutions International Ltd.	2,513,215
		Diversified Manufacturing—0.1%
21,375	[3]	WESCO International, Inc.	1,027,069
		Food & Staples Retailing—0.3%
86,770	[3]	Performance Food Group Co.	2,006,990

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Gaming—0.5%
$136,150	[3]	Penn National Gaming, Inc.	$2,171,593
60,427	[3]	Pinnacle Entertainment, Inc.	1,981,401
		TOTAL	4,152,994
		Health Care—0.5%
72,418	[3]	Community Health Systems, Inc.	2,095,777
70,265	[3]	Tenet Healthcare Corp.	2,332,095
		TOTAL	4,427,872
		Hotels Restaurants & Leisure—0.3%
158,400	[3]	La Quinta Holdings, Inc.	2,374,416
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	7,234
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	7,234
		Industrial - Other—0.6%
53,271	[3]	International Wire Group Holdings, Inc.	2,583,644
236,666		Mueller Water Products, Inc., Class A	2,205,727
		TOTAL	4,789,371
		Leisure—0.2%
102,095		Regal Entertainment Group	1,914,281
		Media Entertainment—1.5%
202,537	[3]	Entercom Communication Corp., Class A	2,452,723
222,576		Entravision Communications Corp.	1,867,413
143,274	[3]	Media General, Inc., Class A	2,225,045
905,706	[3]	Radio One, Inc., Class D	1,575,928
104,285		Time, Inc.	1,735,302
216,929	[3,7]	Townsquare Media, Inc., Class A	2,479,499
		TOTAL	12,335,910
		Midstream—0.2%
69,070		Williams Partners LP	1,893,899
		Oil Gas & Consumable Fuels—0.2%
97,252	[3]	Crestwood Equity Partners LP	1,821,528
		Packaging—0.8%
65,022	[3]	Berry Plastics Group, Inc.	2,364,200
65,261		Greif, Inc., Class A	2,314,808
114,800	[3]	Owens-Illinois, Inc.	2,214,492
		TOTAL	6,893,500
		Paper—0.8%
43,838	[3]	Clearwater Paper Corp.	2,139,733
167,711		Graphic Packaging Holding Co.	2,292,609
45,294		WestRock Co,	2,293,235
		TOTAL	6,725,577
		Pharmaceuticals—0.2%
28,670	[3]	Mallinckrodt PLC	1,946,980
		Retailers—0.3%
23,825		PVH Corp.	2,174,984
		Technology—1.7%
70,538	[3]	CommScope Holdings Co., Inc.	2,018,798
70,264	[3]	Engility Holdings, Inc.	2,431,134

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
$143,800	[3]	Micron Technology, Inc.	$2,290,734
85,556	[3]	NCR Corp.	2,319,423
148,318	[3]	Tower Semiconductor Ltd.	2,346,391
30,300	[3]	Zebra Technologies Corp., Class A	2,430,060
		TOTAL	13,836,540
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,890,304)	88,732,400
		INVESTMENT COMPANIES—5.1%[7]
2,205,505		Federated Bank Loan Core Fund	21,658,059
21,178,129		Federated Prime Value Obligations Fund, Institutional Shares, 0.17%[8]	21,178,129
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,667,684)	42,836,188
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $875,801,857)[9]	830,633,421
		OTHER ASSETS AND LIABILITIES - NET—0.4%[10]	3,176,381
		TOTAL NET ASSETS—100%	$833,809,802
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $366,198,253, which represented 43.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $363,143,922, which represented 43.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2015, is as follows:

Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$14,658	$14,768
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	5/26/2011 - 7/7/2015	$1,764,906	$1,440,375
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/9/2012 - 11/18/2013	$1,238,747	$834,000
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4/11/2014 - 4/15/2014	$1,044,781	$765,188
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated company and holdings.
Transactions involving affiliated companies during the period ended November 30, 2015, were as follows:
Affiliates	Balance of Shares Held 2/28/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2015	Value	Dividend Income
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	—	1,600,000	—	1,600,000	$1,514,000	$69,333
Townsquare Media, Inc., Class A	251,416	5,500	(39,987)	216,929	2,479,499	—
TOTAL OF AFFILIATED COMPANIES	251,416	1,605,500	(39,987)	1,816,929	$3,993,499	$69,333

Transactions involving the affiliated holdings during the period ended November 30, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2015	1,930,237	15,560,003	17,490,240
Purchases/Additions	523,777	218,685,464	219,209,241
Sales/Reductions	(248,509)	(213,067,338)	(213,315,847)
Balance of Shares Held 11/30/2015	2,205,505	21,178,129	23,383,634
Value	$21,658,059	$21,178,129	$42,836,188
Dividend Income	$809,526	$13,194	$822,720
8	7-day net yield.
9	At November 30, 2015, the cost of investments for federal tax purposes was $877,313,249. The net unrealized depreciation of investments for federal tax purposes was $46,679,828. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,162,226 and net unrealized depreciation from investments for those securities having an excess of cost over value of $61,842,054.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$82,081,606[1]	$—	$—	$82,081,606
International	6,643,560	—	7,234	6,650,794
Debt Securities:
Corporate Bonds	—	699,064,833	0	699,064,833
Investment Companies[2]	21,178,129	21,658,059	—	42,836,188
TOTAL SECURITIES	$109,903,295	$720,722,892	$7,234	$830,633,421
1	Includes $1,972,625 of a domestic common stock security transferred from Level 2 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016